TAXES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2024 and 2023:

	For the six months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(139.0)%	(12.0)%
Permanent difference	13.7%	0.6%
Research and development deduction	(1,862.4)%	(5.4)%
Change in valuation allowance	2,148.1%	7.5%
Effective tax rate	185.4%	15.7%

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2023, 2022 and 2021:

	For the Years Ended September 30,
	2023	2022	2021
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(12.0)%	(11.0)%	(9.5)%
Permanent difference	0.6%	0.1%	0.5%
Research and development deduction	(5.4)%	(4.2)%	(3.4)%
Change in valuation allowance	9.8%	7.0%	2.5%
Effective tax rate	18.0%	16.9%	15.1%

SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision (benefit) are as follows:

	For the six months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current tax provision:
Cayman Islands	-	-
Hong Kong	-	-
China	102,079	535,826
Sub-total	102,079	535,826
Deferred tax provision (benefit):
Cayman Islands	-	-
Hong Kong	-	-
China	(11,345)	(25,749)
Sub-total	(11,345)	(25,749)
Income tax provision	90,734	510,077

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2023	2022	2021
Current tax provision:
Cayman Islands	$-	$-	$-
Hong Kong		-	-
China	1,000,887	1,248,013	791,822
Sub-total	1,000,887	1,248,013	791,822
Deferred tax provision (benefit):
Cayman Islands	-	-	-
Hong Kong	-	-	-
China	1,411	19,012	29,109
Sub-total	1,411	19,012	29,109
Income tax provision	$1,002,298	$1,267,025	$820,931

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are comprised of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	333,709	300,846
Less: valuation allowance	(321,037)	(299,511)
Deferred tax assets	12,672	1,335

The Company’s deferred tax assets are comprised of the following:

	September 30, 2023	September 30, 2022

Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$300,846	$257,947
Less: valuation allowance	(299,511)	(255,179)
Deferred tax assets	$1,335	$2,768

SCHEDULE OF TAXED PAYABLE

Taxes payable consist of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Income tax payable	1,411,470	1,296,206
Value added tax payable	1,027,161	1,338,800
Other taxes	84,533	83,681
Total taxes payable	2,523,163	2,718,687

Taxes payable consist of the following:

	September 30, 2023	September 30, 2022

Income tax payable	$1,296,206	$576,098
Value added tax payable	1,338,800	572,306
Other taxes payable	83,681	91,304
Total taxes payable	$2,718,687	$1,239,708